Credit Facilities	12 Months Ended
Dec. 31, 2021
Credit Facilities [Abstract]
Credit facilities

Note 14 – Credit facilities

Short-term bank borrowings

Outstanding balances of short-term bank borrowings as of December 31, 2021 and 2020 consisted of the following:

Bank name	Term	Interest rate	Collateral/ Guarantee	Date of paid off	December 31, 2021	December 31, 2020
Hangzhou United Rural Commercial Bank Co., Ltd.(1)	From November 11, 2021 to November 5, 2022	Weighted average rate of 6.8%	Guarantee by Mr. Dongdong Wang and his Spouse	-	$156,922	$-
Hangzhou United Rural Commercial Bank Co., Ltd. (1)	From September 23, 2021 to September 22, 2022	Weighted average rate of 5.8%	Guarantee by Mr. Dongdong Wang and his Spouse	-	78,461	-
Hangzhou United Rural Commercial Bank Co., Ltd. (1)	From September 16, 2021 to September 15, 2022	Weighted average rate of 5.8%	Guarantee by Mr. Dongdong Wang and his Spouse	-	78,461	-
Hangzhou United Rural Commercial Bank Co., Ltd. (1)	From July 14, 2021 to January 13, 2022	Weighted average rate of 5.5%	Guarantee by Mr. Dongdong Wang and his Spouse	-	78,461	-
Hangzhou United Rural Commercial Bank Co.,Ltd. (1)	From June 29, 2021 to January 13, 2022	Weighted average rate of 5.5%	Guarantee by Mr. Dongdong Wang and his Spouse	January 13, 2022	784,609	-
Zhejiang Tailong Commercial Bank Co., Ltd. (2)	From November 11, 2021 to November 19, 2022	Weighted average rate of 6.8%	Guarantee by Mr. Dongdong Wang, Mr. Dongdong Wang’s Spouse and five employees	-	470,765	-
Industrial Bank Co., Ltd. (3)	From April 28, 2021 to May 7, 2022	Weighted average rate of 5.7%	Guarantee by Mr. Jinlong Yang and MingZhu Logistics.	May 7, 2022	376,612	-
China Everbright Bank Co., Ltd. (4)	From November 12, 2021 to November 20, 2022	Weighted average rate of 6.0%	Pledge by properties owned by Mr. Jinlong Yang and properties owned by family members of Mr. Jinlong Yang	-	2,259,674	--
Bank of Communications Co., Ltd. (5)	From April 29, 2021 to May 9, 2022	Weighted average rate of 5.7%	Guarantee by Mr. Jinlong Yang and MingZhu Logistics.	May 9, 2022	3,295,359	-
The Industrial Bank Co., Ltd.(3)	From April, 2020 to April, 2021	Weighted average rate of 5.65%	Guarantee by Mr. Jinlong Yang and MingZhu Logistics.	April 20, 2021	-	291,188
Zhujiang Rural Bank(6)	From April, 2020 to April, 2021	Weighted average rate of 6.53%	Guarantee by Mr. Jinlong Yang and one of Mr. Jinlong Yang’s family member, pledge by Jinlong Yang and his private fixed deposits of RMB 1 million.	April 29, 2021	-	390,805
China Everbright Bank(4)	From October, 2020 to October, 2021	Weighted average rate of 5.30%	Guarantee by Mr. Jinlong Yang and MingZhu Logistics, pledge by a property owned by Mr. Jinlong Yang and two properties owned by Mr. Jinlong Yang’s family members	December 20, 2021	-	2,114,943
Bank of Communications(5)	From November, 2020 to November, 2021	Weighted average rate of 5.65%	Guarantee by Mr. Jinlong Yang, one of Mr. Jinlong Yang’s family member and a third party	December 6, 2021	-	3,754,788
					$7,579,324	$6,551,724

(1)	In November 26, 2018, Cheyi Network entered into a revolving line of credit agreement with Hangzhou United Rural Commercial Bank Co., Ltd. pursuant to which Cheyi Network is able to borrow up to RMB5,500,000 (approximately $863,070). The line of credit agreement entitles Cheyi Network to enter into separate loan contracts under such line of credit. Cheyi Network utilized a total of RMB5,000,000 (approximately $784,609) during the year ended December 31, 2021 via five withdraws. For each withdraw from the line of credit, a separate loan agreement was entered into with a one-year term from the credit line withdraw date. The Company recorded this loan as short-term bank borrowings in its audited condensed consolidated financial statements after the acquisition of Cheyi Network.

(2)	In November 11, 2021, the Company entered into a one-year term loan agreement with Zhejiang Tailong Commercial Bank Co., Ltd. pursuant to which the Company is able to borrow RMB 3,000,000 (approximately $470,765). Company recorded this loan as short-term bank borrowings in its audited condensed consolidated financial statements.

(3)	In April 16, 2019, the Company entered into a one-year term loan agreement with Industrial Bank pursuant to which the Company is able to borrow RMB 2,000,000 (approximately $306,513). Company recorded this loan as short-term bank borrowings in its audited condensed consolidated financial statements. In April 14, 2020, the Company entered into a one-year term loan agreement with Industrial Bank pursuant to which the Company is able to borrow RMB 2,600,000 (approximately $398,467). Company recorded this loan as short-term bank borrowings in its audited condensed consolidated financial statements. In April 14, 2020, the Company entered into a one-year term loan agreement with Industrial Bank pursuant to which the Company is able to borrow 2,600,000 (approximately $398,467). Company recorded this loan as short-term bank borrowings in its audited condensed consolidated financial statements. In April 28, 2021, the Company entered into a one-year term loan agreement with Industrial Bank pursuant to which the Company is able to borrow RMB 3,000,000 (approximately $470,765). Company recorded this loan as short-term bank borrowings in its audited condensed consolidated financial statements.

(4)	In October 2020, the Company entered into a one-year term line of credit agreement with China Everbright Bank pursuant to which the Company may borrow up to RMB 30,000,000 (approximately $4,597,701). The line of credit agreement entitles the Company to enter into separate loan contracts under such line of credit. The Company utilized RMB 15,000,000 (approximately $2,298,851) in October 2020. For each withdraw from the line of credit, a separate loan agreement was entered into with a one-year term from the credit line withdraw date and the Company recorded these loans as short-term bank borrowings in its audited condensed consolidated financial statements. The Company paid off the above loan by October 2021 followed by a new credit line withdrawal of RMB 15,000,000 (approximately $2,353,827). As of December 31, 2021, RMB 15,000,000 was not utilized by the Company.

(5)	In October 2020, the Company entered into a one-year term loan agreement with Bank of Communications pursuant to which the Company is able to borrow RMB 25,000,000 (approximately $3,831,418). Company recorded this loan as short-term bank borrowings in its audited condensed consolidated financial statements. In April 2021, the Company entered into a one-year term loan agreement with Bank of Communications pursuant to which the Company is able to borrow RMB 25,000,000 (approximately $3,923,046). Company recorded this loan as short-term bank borrowings in its audited condensed consolidated financial statements.

(6)	In April 2019 and April 2020, the Company entered into a one-year term line of credit agreement with Zhujiang Rural Bank pursuant to which the Company may borrow up to RMB 3,000,000 (approximately $424,622). The line of credit agreement entitles the Company to enter into separate loan contracts under such line of credit. The Company utilized RMB 3,000,000 (approximately $424,622) in April 2019 and RMB 3,000,000 (approximately $424,622) in April 2020. For each withdraw from the line of credit, a separate loan agreement was entered into with a one-year term from the credit line withdraw date and the Company recorded these loans as short-term bank borrowings in its unaudited interim condensed consolidated financial statements. As of December 31, 2019 and 2020, the Company had utilized all line of credit.

Interest expenses incurred from short-term bank borrowings were $326,363, $194,486 and $127,314 for the years ended December 31, 2021, 2020 and 2019, respectively.

Long-term bank borrowings

Outstanding balances of long-term bank borrowings as of December 31, 2021 and 2020 consisted of the following:

Bank name	Term	Interest rate	Collateral/ Guarantee	Date of paid off	December 31, 2021	December 31, 2020
WeBank Co., Ltd.	From August 26, 2021 to August 26, 2023	Weighted average rate of 9.0%	Guarantee by Mr. Jinlong Yang and MingZhu Logistics.	-	$448,348	$-
Less: current maturities					(269,009)	-
Non-current maturities					$179,339	$-

In August 2021, the Company entered into a two-year term loan agreement with WeBank Co., Ltd. pursuant to which the Company is able to borrow RMB 3,000,000 (approximately $470,765). The Company recorded this loan as long-term bank borrowings in its audited condensed consolidated financial statements.

The maturities schedule of long-term bank borrowings is as follow:

	As of December 31, 2021	As of December 31, 2020
Payments due by period
Less than 1 year	$269,009	$-
1-2 years	179,339	-
Total	$448,348	$-

Interest expenses incurred from long-term bank borrowings were $14,184, $52,521 and $70,692 for the years ended December 31, 2021, 2020 and 2019, respectively.

Loans from other financial institutions

On September 9, 2019, MingZhu entered into a capital lease contract with Chailease International Finance Corporation (“Chailease”) for selling and leasing back of 19 tractors from September 20, 2019 to August 20, 2020 with the option to purchase such tractors at the end of the lease term for $0. The total consideration of lease is RMB 5,000,000 (approximately $766,284) which is to be made in 35 installments. The Company did not transfer its control of these tractors to Chailease and has continued its involvement with these tractors. Chailease has not obtained control of these tractors because it was limited in its ability to direct the use of, and obtain substantially all of the remaining benefits from, these tractors. Consequently, in accordance with ASC 606-10-55-68 to 70, this transaction was accounted for as a financing arrangement. The proceeds received from Chailease are presented as loan from other financial institutions on the audited consolidated balance sheets.

Outstanding balances of loans from other financial institutions, which mainly includes the loan from Chailease, as of December 31, 2021 and 2020 were $144,126 and $371,887, respectively. Loans were pledged by several revenue equipment with recorded cost of $1,125,173 and $1,107,411, carrying value of $79,903 and $159,007 and accumulated depreciation of $1,045,270 and $948,404 as of December 31, 2021 and 2020, respectively. The depreciation expenses of $74,185, $101,741 and $126,595 was recorded for revenue equipment pledged under these loans for the year ended December 31, 2021, 2020 and 2019, respectively. The interest rate of these loans ranged from 7.5% to 17.0% per annum, and the loan term was up to 36 months starting from December 2019. As of December 31, 2021 and 2020 the balance of long-term portion of loans from other financial institutions were $nil and $136,400, respectively and the balance of short-term portion of loans from other financial institutions were $144,126 and $235,487, respectively. Interest expenses incurred from loans from other financial institutions for the year ended December 31, 2021, 2020 and 2019 were $47,229, $85,930 and $28,478, respectively.

The outstanding balances and maturities schedule of loans from other financial institutions is as follow:

	As of December 31, 2021	As of December 31, 2020
Payments due by period
Less than 1 year	$144,126	$235,487
1-2 years	-	136,400
Total	$144,126	$371,887